Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
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Commitments and Contingencies
20.	Commitments and Contingencies

As at December 31, 2018, major commitments with local financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency	Limit	Used amount
Bank overdraft	Kookmin Bank and others	KRW	1,697,000	—
Commercial papers	NH Investment & Securities Co., Ltd.	KRW	300,000	300,000
Inter-Korean Cooperation Fund	Export-Import Bank of Korea	KRW	37,700	3,948
Collateralized loan on electronic accounts receivable-trade	Shinhan Bank and others	KRW	495,560	70,759
Plus electronic notes payable	Industrial Bank of Korea	KRW	50,000	960
Loans for working capital	Korea Development Bank and others	KRW	254,300	158,000
Facility loans	Shinhan Bank and others	KRW	10,123	8,406
	Kookmin Bank and others	USD	212,000	127,024
Facility loans on ships	Shinhan Bank	USD	9,000	9,000
Export L/C	Shinhan Bank	USD	—	1,156
Derivatives transaction limit	Korea Development Bank	KRW	100,000	64,622
FX forward trading commitment	Shinhan Bank	USD	11,500	—

Total		KRW	2,944,683	606,695
		USD	232,500	137,180

As at December 31, 2018, guarantees received from financial institutions are as follows:

(In millions of Korean won and thousands of foreign currencies)	Financial institution	Currency		Limit
Performance guarantee	Seoul Guarantee Insurance and others	KRW		299,689
		USD		1,200
Guarantee for import letters of credit	Industrial Bank of Korea and others	USD		5,980
Guarantee for payment in Korean currency	Shinhan Bank and others	KRW		5
Guarantee for payment in foreign currency	KEB Hana and others	USD		51,766
		PLN	[1]	23,000
Comprehensive credit line	KEB Hana Bank and others	KRW		40,000
Comprehensive credit line	KEB Hana Bank	USD		10,000
Bid guarantee	KEB Hana Bank	USD		400
Bid guarantee		KRW		58,992
Performance guarantee /Warranty Guarantee	Korea Software Financial Cooperative and others	KRW		376,420
Guarantee for advances received/others		KRW		124,901
Bid guarantee		KRW		350
Warranty guarantee		KRW		1,037
Guarantees for licensing		KRW		4,070
Performance guarantee/Warranty Guarantee	Seoul Guarantee Insurance	KRW		996
Guarantee for public sale		KRW		120
Guarantee for deposits		KRW		3,525

Total		KRW		910,105
		USD		69,346
		PLN	[1]	23,000

1	Polish Zloty.

As at December 31, 2018, guarantees provided by the Group to a third party, are as follows:

(In millions of Korean won and thousands of foreign currencies)	Subject to payment guarantees	Creditor	Currency	Limit	Used amount	Period
KT Estate Inc.	Busan Gaya Centreville Buyers	Shinhan Bank	KRW	4,854	2,503	Nov 10, 2017 ~Oct. 31, 2020
KT Estate Inc.	Daegu Beomeo-Crossroads SeohanIDaum Buyers	Shinhan Bank	KRW	8,172	4,271	Oct 29, 2017 ~Nov. 30, 2020
KT Hitel Co., Ltd.	Shinhan Bank	Cash payers	KRW	538	—	Apr 19, 2018 ~Apr 19, 2019
KT Hitel Co., Ltd.	Korea Software Financial Cooperative	Yonsei University and others	KRW	34,715	1,616	Oct 22, 2018 ~Oct 22, 2021
BC Card Co., Ltd	PT BCcard Asia Pacific	Shinhan Bank, Indonesia	IDR	8,000,000	8,000,000	Sep 18, 2018 ~Sep 17, 2019

The Controlling Company is jointly and severally obligated with KT Sat Co., Ltd. to pay KT Sat Co., Ltd.’s liabilities incurred prior to spin-off. As at December 31, 2018, the Controlling Company and KT Sat Co., Ltd. are jointly and severally liable for reimbursement of ￦3,480 million.

For the year ended December 31, 2018, the Group made agreements with the Securitization Specialty Companies (2018: Giga LTE Thirty seventh to Forty second Securitization Specialty Co., Ltd., 2017: Giga LTE Thirty first to Thirty sixth Securitization Specialty Co., Ltd.), and disposed of its trade receivables related to handset sales. The Group also made asset management agreements with each securitization specialty company and in accordance with the agreement the Group will receive asset management fees upon liquidation of securitization specialty company.

As at December 31, 2018, the Group is a defendant in 172 lawsuits with the total claimed amount of ￦169,246 million (2017: ￦112,639 million). As at December 31, 2018, litigation provisions of ￦58,776 million for pending lawsuits and unasserted claims are recorded as liabilities for potential loss in the ordinary course of business. The final outcomes of the cases cannot be estimated at the end of the reporting period.

In December 2013, Asia Broadcast Satellite Holdings Ltd. (“ABS”) filed a request for meditation to the International Chamber of Commerce (“ICC”) for the compensation of damages from the ownership of the satellite Koreasat-3 (“K3”) and the alleged breach of the entrustment control contract related to K3, which was made and entered into with the Controlling Company and its subsidiary, KT Sat Co., Ltd. In July 2017, the ICC issued a partial ruling that ABS has the ownership of K3, and in March 2018, the final ruling was issued that KT Sat co., Ltd. should pay compensation for damages to ABS. However, in October 2017, the Controlling Company and its subsidiary, KT Sat Co., Ltd. filed a lawsuit seeking the cancellation of the partial ruling in the Federal Court of New York, and filed the other lawsuit in May 2018 seeking the cancellation of the final ruling. The Federal Court of New York dismissed the first case in April and the second case in July 2018. The Controlling Company and its subsidiary, KT Sat Co., Ltd. filed an appeal to the US Court of Appeals for the Second Circuit in August 2018. The outcome of the appeal cannot be reasonably estimated at the end of the reporting period.

According to the financial and other covenants included in certain debentures and borrowings, the Group is required to maintain certain financial ratios such as debt-to-equity ratio, use the funds for the designated purpose and report to the creditors periodically. The covenant also contains restriction on provision of additional collateral and disposal of certain assets.

At the end of the reporting period, the Group is offering construction completion guarantee agreement to development of Nonsan Hwagidong apartment complex. If a contingent event occurs in between November 24, 2017 and to August 9, 2019, the Group collaterally guarantees the debt of AbleNS 1st Co. up to ￦6,000 million.

At the end of the reporting period, the Group participates in Algerie Sidi Abdela new town development consortium (percentage of ownership: 2.5%) and has joint liability with other consortium participants.

At the end of the reporting period, contract amount of property and equipment acquisition agreement made but not yet recognized amounts to ￦1,474,009 million (2017: ￦622,059 million).